Six Circles Multi-Strategy Fund Fees and Expenses - Six Circles Multi-Strategy Fund	Dec. 31, 2025
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	The "Total Annual Fund Operating Expenses" do not correlate to the ratios of expenses to average net assets given in the Fund’s most recent annual report, which do not include "Acquired Fund Fees and Expenses."
Operating Expenses Caption [Optional Text]	ANNUAL FUND OPERATING EXPENSES(Expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	Example
Expense Example by Year [Heading]	WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COSTS WOULD BE
Expense Example Narrative [Text Block]	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through April 30, 2027 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 652.39% of the average value of its portfolio.
Portfolio Turnover, Rate	652.39%